UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          05/14/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:       $153,102
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.         NONE

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

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC.       COMMON       052800109    706     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 12,645    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BELCO OIL & GAS    COMMON       077410108  2,728    310,000   SH         SOLE         310,000   0       0
CORP
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106  1,347    160,800   SH         SOLE         160,800   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE CP       COMMON       12189T104 17,846    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    242     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP           COMMON       126501105  1,608     77,500   SH         SOLE          77,500   0       0
-----------------------------------------------------------------------------------------------------------
DUPONT E I DE
 NEMOURS  & CO     COMMON       263534109  1,587     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
EQUITY OFFICE
 PROPERTIES TRUST  COMMON       294741103    791     28,236   SH         SOLE          28,236   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE    SPONSORE
 PLC               ADR          37733W105 28,664    548,060   SH         SOLE         548,060   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  5,470    148,856   SH         SOLE         148,856   0       0
-----------------------------------------------------------------------------------------------------------
HOMESTAKE MNG CO   COMMON       437614100    228     43,400   SH         SOLE          43,400   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 19,224    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL
 RECTIFIER CORP    COMMON       460254105    608     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
IXYS CORP          COMMON       46600W106    479     30,400   SH         SOLE          30,400   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO              COMMON       46625H100  5,819    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES INC COMMON       484170105    678    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------
KOGER EQUITY INC   COMMON       500228101    787     56,200   SH         SOLE          56,200   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109 13,981    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO COMMON       723787107    785     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC     COMMON       741932107  2,851    120,000   SH         SOLE         120,000   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP COMMON       78440X101  3,294    120,000   SH         SOLE         120,000   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION  CL A         817320104  2,679     68,700   SH         SOLE          68,700   0       0
-----------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW COMMON       844030106  1,451     69,117   SH         SOLE          69,117   0       0
-----------------------------------------------------------------------------------------------------------
SUIZA FOODS CORP   COMMON       865077101  2,453     51,000   SH         SOLE          51,000   0       0
-----------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
 SYS INC           COMMON       879433100  3,740     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109    416      9,600   SH         SOLE           9,600   0       0
-----------------------------------------------------------------------------------------------------------
USX MARATHON GROUP COMMON NEW   902905827    270     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP   COMMON       910671106  2,182    173,200   SH         SOLE         173,200   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP    SPONSORED
 PLC NEW           ADR          92857W100  6,139    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW               COMMON       949746101  3,076    62,180    SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA    COMMON       98157D106  8,238    440,806   SH         SOLE         440,806   0       0
NEW
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